Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions
Management compensation

	Year Ended December 31,
	2019	2018	2017
	(€ in thousands)
Fixed compensation	782	781	778
Compensation from stock option plan	353	360	231
Total	1,135	1,141	1,009

Other Related Parties

Name	Nature of relationship	Duration of relationship
Franz Industriebeteiligungen AG, Augsburg	Lessor	10/01/2003-Current
Schlosserei und Metallbau Ederer, Dießen	Supplier	05/01/1999-Current
Andreas Schmid Logistik AG	Supplier	05/01/2017-Current
Suzhou Meimai Fast Manufacturing Technology Co., Ltd	Minority shareholder of voxeljet China, Customer	04/11/2016-Current
Simon Franz	Employee	04/11/2017-07/31/2019
DSCS Digital Supply Chain Solutions GmbH	Customer	05/11/2017-Current